UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2012

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

Alternative Strategies Mutual Fund
Schedule of Investments
May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 50.49%
Administrative and Support Services - 0.26%
Paychex, Inc.	2,600	$83,980
Air Transportation - 0.45%
AMR Corp. (a)	15,279	95,799
United Contintental Holdings, Inc. (a)	1,906	46,030
		141,829
Beverage and Tobacco Product Manufacturing - 1.37%
Altria Group, Inc.	7,353	206,325
British American Tobacco PLC - ADR	1,000	90,350
Cervecerias Unidas S.A.	939	54,650
Diageo PLC - ADR	1,000	85,090
		436,415
Broadcasting (except Internet) - 0.93%
CTC Media, Inc.	2,200	44,374
DIRECTV (a)	5,000	251,300
		295,674
Building Material and Garden Equipment and Supplies Dealers - 0.16%
Home Depot, Inc.	1,398	50,719
Chemical Manufacturing - 3.45%
Biogen Idec, Inc. (a)(b)	2,000	189,460
Bristol-Myers Squibb Co.	1,711	49,208
Celgene Corp. (a)	2,000	121,820
Eli Lilly & Co.	3,000	115,440
Hikma Pharmaceuticals PLC - ADR	1,381	38,868
Monsanto Co.	900	63,936
Novartis AG - ADR	1,000	64,520
Pfizer, Inc.	10,912	234,063
Sanofi-Aventis SA - ADR	1,800	71,298
Teva Pharmaceutical Industries Ltd. - ADR	1,000	50,900
The Dow Chemical Co.	2,661	96,142
		1,095,655
Computer and Electronic Product Manufacturing - 3.27%
Dell, Inc. (a)	6,554	105,389
Hewlett-Packard Co.	1,777	66,424
Intel Corp.	3,112	70,051
L-3 Communications Holdings, Inc.	1,800	146,970
Linear Technology Corp.	3,000	103,770
Northrop Grumman Corp.	770	50,273
Sensata Technologies Holding NV (a)	3,150	114,282
Sony Corp. - ADR	2,500	66,850
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	9,730	132,912
Xilinx, Inc.	5,100	181,968
		1,038,889
Credit Intermediation and Related Activities - 6.95%
ABSA Group Ltd. - ADR	1,299	52,493
Banco Santander SA - ADR	5,000	59,450
Bank Of America Corp.	31,916	375,013
Barclays PLC - ADR	2,500	45,975
Capital One Financial Corp.	979	53,199
China Construction Bank Corp. - ADR	3,788	71,555
Citigroup, Inc. (a)	6,088	250,521
Commercial International Bank Egypt SAE - ADR	9,520	50,075
Credit Suisse Group AG - ADR	1,800	77,616
Grupo Financiero Banorte SAB de CV - ADR	2,054	47,693
HSBC Holdings PLC - ADR	800	41,888
ICICI Bank Ltd. - ADR	550	26,230
Industrial & Commercial Bank of China - ADR	4,340	72,955
Investec Ltd. - ADR	2,669	45,133
JPMorgan Chase & Co.	4,521	195,488
Malayan Banking Bhd. - ADR	6,287	37,215
Meritor Savings Bank (a)	41,000	132,840
Regions Financial Corp.	14,545	102,688
Shinhan Financial Group Co., Ltd. - ADR	1,381	124,511
State Street Corp.	3,400	155,618
SunTrust Banks, Inc.	1,785	50,212
Turkiye Vakiflar Bankasi Tao - ADR (a)	2,082	47,782
Woori Finance Holdings Co., Ltd. - ADR	2,300	89,056
		2,205,206
Electrical Equipment, Appliance, and Component Manufacturing - 0.40%
Harbin Electric, Inc. (a)	3,500	57,680
Jinpan International Ltd.	5,700	70,224
		127,904
Electronics and Appliance Stores - 0.54%
Best Buy Co., Inc.	1,853	58,851
Ingram Micro, Inc. (a)	5,879	111,760
		170,611
Fabricated Metal Product Manufacturing - 0.51%
Cameron International Corp. (a)(b)	3,400	162,044
Food and Beverage Stores - 0.63%
Kroger Co.	5,765	143,087
Safeway, Inc.	2,283	56,390
		199,477
Food Manufacturing - 1.52%
Archer-Daniels-Midland Co. (b)	7,727	250,432
Dean Foods Co. (a)	4,408	61,183
JM Smucker Co.	400	31,712
Unilever N V - ADR	2,600	84,916
Zhongpin, Inc. (a)	3,500	53,375
		481,618
General Merchandise Stores - 1.61%
Macy's, Inc.	2,206	63,709
Sears Holdings Corp. (a)	738	52,398
Wal-Mart Stores, Inc.	7,146	394,603
		510,710
Health and Personal Care Stores - 0.61%
CVS Caremark Corp.	1,285	49,717
McKesson Corp.	1,699	145,451
		195,168
Heavy and Civil Engineering Construction - 0.14%
Aveng Ltd. - ADR	4,400	45,892
Insurance Carriers and Related Activities - 2.24%
American International Group, Inc. (a)	1,603	14,587
Allstate Corp.	3,958	124,202
Hartford Financial Services Group, Inc.	4,883	130,132
ING Groep NV - ADR (a)	6,000	72,900
Travelers Companies, Inc.	2,378	147,626
UnitedHealth Group, Inc.	1,083	53,013
WellPoint, Inc.	2,165	169,238
		711,698
Machinery Manufacturing - 1.71%
ASM International NV - ADR (a)	900	37,744
General Electric Co.	13,384	262,862
Stanley Black & Decker, Inc.	2,000	241,000
		541,606
Management of Companies and Enterprises - 0.49%
Genting Bhd. - ADR	2,479	45,290
Morgan Stanley	4,607	111,305
		156,595
Merchant Wholesalers, Nondurable Goods - 1.06%
AmerisourceBergen Corp.	1,418	58,450
Cardinal Health, Inc.	3,280	148,977
SUPERVALU, Inc.	12,722	130,528
		337,955
Mining (except Oil and Gas) - 3.41%
Cia de Minas Buenaventura SA - ADR	1,500	66,180
Consol Energy, Inc.	2,600	133,302
Freeport-McMoRan Copper & Gold Inc.	4,000	206,560
Harmony Gold Mining Co., Ltd. - ADR	5,000	69,550
International Nickel Indonesia Tbk PT - ADR	1,655	46,506
Peabody Energy Corp.	2,600	159,536
Rio Tinto PLC - ADR	1,000	70,120
St. Andrew Goldfields Ltd. (a)	250,000	265,779
Thompson Creek Metals Co., Inc. (a)	6,000	65,160
		1,082,693
Miscellaneous Manufacturing - 0.77%
Medtronic, Inc.	6,000	244,200
Motion Picture and Sound Recording Industries - 0.56%
Time Warner, Inc.	4,919	179,199
Nonmetallic Mineral Product Manufacturing - 0.19%
Pretoria Portland Cement Co., Ltd. - ADR	7,653	60,841
Oil and Gas Extraction - 1.65%
CNOOC Ltd. - ADR	120	30,070
Marathon Oil Corp.	1,320	71,504
PetroChina Co., Ltd. - ADR	618	89,066
PTT Exploration & Production PCL - ADR	5,570	65,259
Sasol Ltd. - ADR	1,000	53,620
Southwestern Energy Co. (a)	1,500	65,655
Total SA - ADR	2,600	149,734
		524,908
Paper Manufacturing - 0.24%
International Paper Co.	1,309	40,867
Suzano Papel e Celulose SA - ADR	1,247	34,692
		75,559
Petroleum and Coal Products Manufacturing - 3.05%
Chevron Corp.	2,219	232,795
China Petroleum & Chemical Corp. - ADR	1,262	126,011
ConocoPhillips	3,478	254,660
ENI SpA - ADR	1,000	47,840
Exxon Mobil Corp.	935	78,044
Sunoco, Inc.	1,254	50,774
Valero Energy Corp.	6,295	173,113
		963,237
Plastics and Rubber Products Manufacturing - 0.17%
The Goodyear Tire & Rubber Co. (a)	3,093	54,839
Primary Metal Manufacturing - 0.80%
Alcoa, Inc.	5,378	90,404
POSCO - ADR	860	87,737
Ternium SA - ADR	1,391	43,260
Usinas Siderurgicas de Minas Gerais SA - ADR	3,391	33,673
		255,074
Professional, Scientific, and Technical Services - 0.90%
Cognizant Technology Solutions Corp. (a)	3,250	247,130
Computer Sciences Corp.	938	37,417
		284,547
Publishing Industries (except Internet) - 0.34%
News Corp.	2,300	43,378
SAP AG - ADR	1,000	62,170
		105,548
Real Estate - 0.19%
China Overseas Land & Investment Ltd. - ADR (a)	967	60,650
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.98%
Deutsche Bank AG	1,400	83,650
NASDAQ QMX Group, Inc. (a)	9,000	229,680
		313,330
Support Activities for Mining - 0.98%
Diamond Offshore Drilling, Inc.	2,500	184,175
Gazprom OAO - ADR (a)	8,615	127,071
		311,246
Telecommunications - 3.96%
Advanced Info Service PCL - ADR	9,550	30,192
America Movil SAB de CV - ADR	2,597	136,862
AT&T,Inc.	8,814	278,170
China Mobile Ltd. - ADR	3,349	153,284
Philippine Long Distance Telephone Co. - ADR	801	43,478
Sprint Nextel Corp. (a)	14,407	84,281
Telefonica SA - ADR	9,000	218,970
Telekomunikacja Polska SA - ADR	7,221	47,398
Verizon Communications, Inc.	6,073	224,276
Vimpelcom Ltd. - ADR	2,947	41,494
		1,258,405
Transportation Equipment Manufacturing - 1.09%
Astra International Tbk PT - ADR	224	15,579
Embraer SA - ADR	1,147	37,037
Ford Motor Co. (a)	3,347	49,937
General Dynamics Corp.	1,000	74,220
Lockheed Martin Corp.	2,185	170,211
		346,984
Utilities - 2.54%
Ameren Corp.	2,188	65,005
American Electric Power Co, Inc.	1,284	49,049
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1,500	92,310
Constellation Energy Group, Inc.	1,867	69,415
Duke Energy Corp.	3,153	59,119
Enersis SA - ADR	5,100	110,670
Entergy Corp.	450	30,668
Exelon Corp.	1,286	53,819
FirstEnergy Corp.	2,802	125,025
NRG Energy, Inc. (a)	6,200	153,512
		808,592
Water Transportation - 0.31%
Pacific Basin Shipping Ltd - ADR	5,532	65,637
Safe Bulkers, Inc.	4,600	34,408
		100,045
Wholesale Electronic Markets and Agents and Brokers - 0.12%
General Metals Corp. (a)	121,000	3,872
Tech Data Corp. (a)	700	33,159
		37,031
TOTAL COMMON STOCKS (Cost $14,952,010)		16,001,923

PREFERRED STOCKS - 1.12%
Credit Intermediation and Related Activities - 0.48%
Banco Bradesco SA	4,315	85,955
BanColombia SA	998	66,517
		152,472
Oil and Gas Extraction - 0.50%
Petroleo Brasileiro SA	5,068	158,425
Telecommunications - 0.14%
Vivo Participacoes SA	1,000	45,120
TOTAL PREFERRED STOCKS (Cost $346,559)		356,017

	Principal
	Amount	Value
CONVERTIBLE BONDS - 9.99%
Administrative and Support Services - 0.47%
WebMD Health Corp.
2.50%, 01/31/2018	$150,000	149,438
Chemical Manufacturing - 0.43%
Amylin Pharmaceuticals, Inc.
3.00%, 06/15/2014	150,000	137,625
Computer and Electronic Product Manufacturing - 1.12%
SBA Communications Corp.
4.00%, 10/01/2014	150,000	216,562
Suntech Power Holdings Co., Ltd.
3.00%, 03/15/2013	150,000	137,063
		353,625
Electrical Equipment, Appliance, and Component Manufacturing - 0.66%
Greatbatch, Inc.
2.25%, 06/15/2013	200,000	205,999
Funds, Trusts, and Other Financial Vehicles - 0.94%
Ares Capital Corp.
5.13%, 06/01/2016	200,000	205,500
iStar Financial, Inc.
0.80%, 10/01/2012	100,000	94,250
		299,750
Management of Companies and Enterprises - 0.57%
American Equity Investment Life Holding Co.
3.50%, 09/15/2015	150,000	180,750
Merchant Wholesalers, Durable Goods - 0.70%
PSS World Medical, Inc.
3.13%, 08/01/2014	150,000	223,125
Nonmetallic Mineral Product Manufacturing - 0.47%
Cemex SAB de CV
3.25%, 03/15/2016	150,000	150,563
Oil and Gas Extraction - 0.66%
Quicksilver Resources, Inc.
1.88%, 11/01/2024	200,000	211,250
Professional, Scientific, and Technical Services - 2.29%
Cadence Design System, Inc.
2.63%, 06/01/2015	150,000	230,250
Cephalon, Inc.
2.00%, 06/01/2015	150,000	260,063
VeriSign, Inc.
3.25%, 08/15/2037	200,000	238,250
		728,563
Publishing Industries (except Internet) - 0.33%
CSG Systems International, Inc.
3.00%, 03/01/2017	100,000	103,750
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.47%
MF Global Holdings Ltd.
1.88%, 02/01/2016	150,000	149,250
Telecommunications - 0.60%
Virgin Media, Inc.
6.50%, 11/15/2016	100,000	191,875
Water Transportation - 0.28%
DryShips, Inc.
5.00%, 12/01/2014	100,000	89,625
TOTAL CONVERTIBLE BONDS (Cost $2,912,193)		3,175,188

CORPORATE BONDS - 1.00%
Transport Servies - 0.46%
Inversiones Alsacia SA
8.00%, 08/18/2018	150,000	144,750
Waste Management and Remediation Services - 0.54%
Covanta Holding Corp.
3.25%, 06/01/2014	150,000	174,000
TOTAL CORPORATE BONDS (Cost $309,533)		318,750

	Principal
	Amount	Value
US GOVERNMENT NOTE/BOND - 5.37%
United States Treasury Inflation Indexed Bonds - 5.37%
1.25%, 04/15/2014	$633,552	676,614
0.13%, 04/15/2016	607,440	622,816
2.38%, 01/15/2025	355,656	407,365
		1,706,795
TOTAL US GOVERNMENT NOTE/BOND (Cost $1,658,973)		1,706,795

FOREIGN GOVERNMENT NOTES/BONDS - 0.32%
Russian Foreign Bond - Eurobond
3.63%, 04/29/2015	100,000	101,970
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $97,628)		101,970

	Shares	Value
EXCHANGE TRADED FUNDS - 20.44%
Industrial Select Sector SPDR Fund (b)	13,800	519,570
iShares Barclays TIPS Bond Fund (a)	870	96,448
iShares Dow Jones US Healthcare Sector Index Fund (b)	7,300	548,595
iShares Dow Jones US Real Estate Index Fund (b)	1,800	113,040
iShares MSCI Brazil Index Fund	1,743	131,108
iShares MSCI Chile Investable Market Index Fund (b)	6,009	462,693
iShares MSCI Emerging Markets Index Fund	4,661	226,292
iShares MSCI Siingapore Index Fund	25,300	359,260
iShares MSCI South Korea Index Fund	4,178	275,790
iShares MSCI Taiwan Index Fund	12,909	203,446
iShares S&P Global Energy Sector Index Fund (b)	9,800	423,360
Market Vectors - Gold Miners ETF (b)	12,600	732,689
Market Vectors - Indonesia Index ETF	13,000	409,890
Market Vectors - Poland ETF	3,568	108,860
Market Vectors Agribusiness ETF (b)	7,300	405,004
PowerShares India Portfolio	4,846	110,828
ProShares Short 20+ Year Treasury (a)(b)	7,900	329,351
SPDR Gold Shares (a)	323	48,334
SPDR S&P Emerging Middle East & Africa ETF	1,542	116,853
Technology Select Sector SPDR Fund (b)	22,900	605,934
WisdomTree Dreyfus Emerging Currency Fund (b)	11,500	266,455
TOTAL EXCHANGE TRADED FUNDS (Cost $6,317,601)		$6,493,800

MUTUAL FUNDS - 1.38%
Aberdeen Indonesia Fund, Inc. (b)	2,794	37,440
Korea Fund, Inc.	4,601	228,761
Taiwan Fund, Inc.	6,518	126,775
Thai Fund, Inc.	3,521	47,041
TOTAL MUTUAL FUNDS (Cost $339,100)		$440,017

	Contracts	Value
PURCHASED OPTIONS - 0.17%
Crude Oil Future
Expiration: November, 2015, Exercise Price: $100.000	2	36,320
S&P 500 Emini OPTN Aug 11P
Expiration: August, 2011, Exercise Price: $1,225.000	26	13,975
S&P 500 Emini OPTN Dec 11P
Expiration: December, 2011, Exercise Price: $1,250.000	2	4,075
TOTAL PURCHASED OPTIONS (Cost $50,539)		54,370

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 10.95%
AIM STIT - Liquid Assets Portfolio (b)	$3,479,468	3,479,468
TOTAL SHORT-TERM INVESTMENTS (Cost $3,479,468)		3,479,468

Total Investments (Cost $30,463,684) - 101.29%		32,182,948
Liabilities in Excess of Other Assets - (1.29)%		(409,798)
TOTAL NET ASSETS - 100.00%		$31,773,150

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of these securities are pledged as collateral for short positions.

Alternative Strategies Mutual Fund
Schedule of Securities Sold Short
May 31, 2011 (Unaudited)

		Shares	Value
3M Co.		2,105	198,670
Accenture PLC		868	49,815
Aflac, Inc.		1,240	59,260
Allergan, Inc.		1,709	141,386
Amazon.com, Inc.		1,146	225,407
American Equity Investment Life Holding Co.		8,900	115,611
American Express Co.		1,513	78,071
American Tower Corp.		960	53,261
Apache Corp.		1,052	131,079
Apple, Inc.		832	289,395
Berkshire Hathaway, Inc.		1,540	121,767
Cadence Design System, Inc.		16,300	174,247
Caterpillar, Inc.		1,022	108,128
Cemex Sab De CV - ADR		9,700	83,517
Cephalon, Inc.		2,800	223,132
Cisco Systems, Inc.		9,876	165,917
Coach, Inc.		1,633	103,957
Colgate-Palmolive Co.		540	47,266
Corning, Inc.		2,414	48,642
Covanta Holding Corp.		6,000	101,820
CSG Systems International, Inc.		2,850	54,407
Danaher Corp.		1,846	100,662
Deere & Co.		1,135	97,701
Dominion Resources, Inc.		1,272	60,700
DryShips, Inc.		8,600	34,873
eBay, Inc.		1,520	47,378
EMC Corporation		2,489	70,862
EOG Resources, Inc.		442	48,240
Express Scripts, Inc.		2,266	134,963
Franklin Resources, Inc.		499	64,660
Freeport-McMoRan Copper & Gold Inc.		2,286	118,049
Google, Inc.		337	178,280
Greatbatch, Inc.		2,000	57,900
Halliburton Co.		2,615	131,142
Health Care Select Sector SPDR Fund (b)		7,000	252,840
International Business Machines Corp.		689	116,393
Intuitive Surgical, Inc.		198	69,102
Johnson & Johnson		2,032	136,733
Las Vegas Sands Corp.		1,255	52,133
Mastercard, Inc.		398	114,246
McDonald's Corp.		1,965	160,226
MF Global Holdings Ltd.		9,000	69,390
Microsoft Corp.		2,823	70,603
Monsanto Co.		1,534	108,975
National Oilwell Varco, Inc.		700	50,806
NetApp, Inc.		2,948	161,462
Newmont Mining Corp.		597	33,772
NextEra Energy, Inc.		804	46,592
NIKE, Inc.		1,323	111,727
Occidental Petroleum Corporation		1,464	157,893
Oracle Corp.		5,035	172,297
PepsiCo, Inc.		1,991	141,600
Philip Morris International, Inc.		2,477	177,725
Precision Castparts Corp.		640	100,544
Priceline.com, Inc.		161	82,946
PSS World Medical, Inc.		5,500	160,710
QUALCOMM, Inc.		3,414	200,026
Quicksilver Resources, Inc.		3,900	55,731
Salesforce Com, Inc.		585	89,072
SBA Communications Corp.		4,100	161,089
Schlumberger Ltd.		2,956	253,389
Simon Property Group, Inc.		1,155	136,359
Southern Co.		1,823	73,065
SPDR S&P 500 ETF Trust (b)		11,000	1,483,790
Stanley Black & Decker, Inc.		2,000	147,760
Starbucks Corp.		3,034	111,621
T. Rowe Price Group, Inc.		1,043	66,022
Texas Instruments, Inc.		1,408	49,702
The Coca-Cola Co.		2,896	193,482
The Goldman Sachs Group, Inc.		492	69,239
The Procter & Gamble Co.		864	57,888
The Walt Disney Co.		2,680	111,568
Union Pacific Corp.		1,141	119,771
VeriSign, Inc.		5,000	175,099
Virgin Media, Inc.		4,550	148,421
Visa, Inc.		693	56,175
WebMD Health Corp.		1,350	64,368
Wells Fargo & Co.		2,033	57,676
Whole Foods Market, Inc.		1,600	97,856
Total Securities Sold Short (Proceeds $9,572,061)			$10,248,049

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(b)	Exchange Traded Fund

Alternative Strategies Mutual Fund
Schedule of Open Futures Contracts
May 31, 2011 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Sold	Month	(Depreciation)
Euro Dollar	2	June-11	$(6,605)
Japanese Yen	1	June-11	2,422
Natural Gas	1	April-12	(1,832)
NASDAQ 100 Emini	2	June-11	(1,758)
U.S. 10 Year Note	6	September-11	(2,306)
U.S. Long Bond	5	September-11	(1,688)
Total Futures Contracts Sold			(11,767)

	Number		Unrealized
	of Contracts	Settlement	Appreciation/
Description	Purchased	Month	(Depreciation)
U.S. 5 Year Note	10	September-11	5,765
Natural Gas	1	March-12	2,078
Mexican Peso	2	June-11	3,045
Mexican Peso	8	September-11	(421)
Total Futures Contracts Purchased			10,467

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments	$30,463,684
Gross unrealized appreciation on futures	13,310
Gross unrealized appreciation on investments	2,291,115
Gross unrealized appreciation on short positions	141,430
Gross unrealized depreciation on investments	(571,852)
Gross unrealized depreciation on short positions	(817,418)
Gross unrealized depreciation on futures	(14,610)
Net unrealized appreciation	$1,041,976

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2011 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$15,746,111	$255,812	—	$16,001,923
Preferred Stocks	356,017	—	—	356,017
Exhange Traded Funds	6,493,800	—	—	6,493,800
Closed-End Mutual Funds	440,017	—	—	440,017

Total Equity	23,035,945	255,812	—	23,291,757

Fixed Income
US Government Note/Bonds	—	1,706,795	—	1,706,795
Corporated Bonds	—	318,750	—	318,750
Convertible Bonds	—	3,175,188	—	3,175,188
Foreign Government Notes/Bonds	—	101,970	—	101,970

Total Fixed Income	—	5,302,703	—	5,302,703

Options
Purchased Options	54,370	—	—	54,370
Total Options	54,370	—	—	54,370

Short-Term Investments	3,479,468		—	3,479,468
Total Investment in Securities	$26,569,783	$5,558,515	$—	$32,128,298

Liabilities:
Futures Contracts*	$(1,300)			$(1,300)
Short Sales	$(10,248,049)			$(10,248,049)

* Futures Contracts are derivative instruments not reflected in the Schedule of Investments.
This amount represents net unrealized depreciation on futures contracts purchased and sold.

Disclosures About Derivative Instruments and Hedging Activities. (Unaudited)

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Purchased Options	$54,370
Futures Contracts Written	(2,017,003)
Futures Contracts Purchased	1,670,981
Total	$(1,962,633)

The Effect of Derivative Instruments on income for the period March 1, 2011 through May 31, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1,
as hedging instruments	2011 through
May 31, 2011
Purchased Options	$(2,956)
Futures Contracts	(69,300)
Total	$(72,256)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1,
as hedging instruments	2011 through
May 31, 2011
Purchased Options	$(1,688)
Futures Contracts	(32,428)
Total	$(34,116)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        7/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        7/26/11

By           /s/ John Buckel
John Buckel, Treasurer

Date        7/26/11